Distribution Date:	09/12/25	COMM 2015-LC23 Mortgage Trust
Determination Date:	09/08/25
Next Distribution Date:	10/10/25
Record Date:	08/29/25	Commercial Mortgage Pass-Through Certificates
Series 2015-LC23

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2-3	Depositor	Deutsche Mortgage & Asset Receiving Corporation

Certificate Factor Detail	4		Lainie Kaye		cmbs.requests@db.com

Certificate Interest Reconciliation Detail	5		1 Columbus Circle | New York, NY 10019 | United States
		Master Servicer	Trimont LLC
Additional Information	6
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Bond / Collateral Reconciliation - Cash Flows	7
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	8	Special Servicer	LNR Partners, LLC
Current Mortgage Loan and Property Stratification	9-13		Heather Bennett and Arne Shulkin		hbennett@starwood.com; ashulkin@lnrpartners.com;
Mortgage Loan Detail (Part 1)	14-15				lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 2)	16-17
		Operating Advisor	Park Bridge Lender Services LLC
Principal Prepayment Detail	18
			David Rodgers	(212) 230-9025
Historical Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	21		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	22				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	23		9062 Old Annapolis Road | Columbia, MD 21045 | United States

Modified Loan Detail	24	Trustee	Wilmington Trust, National Association

Historical Liquidated Loan Detail	25		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	26
		Controlling Class	LNR Securities Holdings, LLC
Interest Shortfall Detail - Collateral Level	27	Representative
Supplemental Notes	28		-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12636FBE2	1.811000%	39,109,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12636FBF9	3.221000%	210,190,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12636FBG7	3.598000%	53,371,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	12636FBH5	3.521000%	125,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	12636FBJ1	3.774000%	244,968,000.00	133,516,328.58	19,082,890.91	419,908.85	0.00	0.00	19,502,799.76	114,433,437.67	71.12%	30.00%
A-M	12636FBM4	4.158000%	61,258,000.00	61,258,000.00	0.00	212,258.97	0.00	0.00	212,258.97	61,258,000.00	55.66%	23.63%
B	12636FBN2	4.459000%	51,649,000.00	51,649,000.00	0.00	191,919.08	0.00	0.00	191,919.08	51,649,000.00	42.63%	18.25%
C	12636FBP7	4.678762%	43,241,000.00	43,241,000.00	0.00	168,595.30	0.00	0.00	168,595.30	43,241,000.00	31.71%	13.75%
D	12636FAL7	3.678762%	28,828,000.00	28,828,000.00	0.00	88,376.13	0.00	0.00	88,376.13	28,828,000.00	24.44%	10.75%
E	12636FAN3	3.678762%	24,022,000.00	24,022,000.00	0.00	73,642.69	0.00	0.00	73,642.69	24,022,000.00	18.38%	8.25%
F	12636FAQ6	3.250000%	22,822,000.00	22,822,000.00	0.00	61,809.58	0.00	0.00	61,809.58	22,822,000.00	12.62%	5.88%
G	12636FAS2	3.250000%	10,810,000.00	10,810,000.00	0.00	29,277.08	0.00	0.00	29,277.08	10,810,000.00	9.89%	4.75%
H	12636FAU7	3.250000%	12,012,000.00	12,012,000.00	0.00	19,611.71	0.00	0.00	19,611.71	12,012,000.00	6.86%	3.50%
J*	12636FAW3	3.250000%	33,632,147.00	27,175,827.03	0.00	0.00	0.00	0.00	0.00	27,175,827.03	0.00%	0.00%
V	12636FAZ6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12636FBA0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	12636FBC6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular Sub Total			960,912,147.00	415,334,155.61	19,082,890.91	1,265,399.39	0.00	0.00	20,348,290.30	396,251,264.70

XP-A	12636FBK8	0.000000%	733,896,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
XS-A	12636FBL6	0.783991%	733,896,000.00	194,774,328.58	0.00	127,251.14	0.00	0.00	127,251.14	175,691,437.67
X-B	12636FAA1	0.119617%	94,890,000.00	94,890,000.00	0.00	9,458.75	0.00	0.00	9,458.75	94,890,000.00
X-C	12636FAC7	1.000000%	52,850,000.00	52,850,000.00	0.00	44,041.67	0.00	0.00	44,041.67	52,850,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-D	12636FAE3	1.428762%	22,822,000.00	22,822,000.00	0.00	27,172.68	0.00	0.00	27,172.68	22,822,000.00
X-E	12636FAG8	1.428762%	22,822,000.00	22,822,000.00	0.00	27,172.68	0.00	0.00	27,172.68	22,822,000.00
X-F	12636FAJ2	1.428762%	33,632,147.00	27,175,827.03	0.00	32,356.49	0.00	0.00	32,356.49	27,175,827.03
Notional Sub Total			1,694,808,147.00	415,334,155.61	0.00	267,453.41	0.00	0.00	267,453.41	396,251,264.70

Deal Distribution Total					19,082,890.91	1,532,852.80	0.00	0.00	20,615,743.71

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12636FBE2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12636FBF9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12636FBG7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	12636FBH5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	12636FBJ1	545.03579480	77.89952528	1.71413756	0.00000000	0.00000000	0.00000000	0.00000000	79.61366285	467.13626951
A-M	12636FBM4	1,000.00000000	0.00000000	3.46500000	0.00000000	0.00000000	0.00000000	0.00000000	3.46500000	1,000.00000000
B	12636FBN2	1,000.00000000	0.00000000	3.71583341	0.00000000	0.00000000	0.00000000	0.00000000	3.71583341	1,000.00000000
C	12636FBP7	1,000.00000000	0.00000000	3.89896857	0.00000000	0.00000000	0.00000000	0.00000000	3.89896857	1,000.00000000
D	12636FAL7	1,000.00000000	0.00000000	3.06563515	0.00000000	0.00000000	0.00000000	0.00000000	3.06563515	1,000.00000000
E	12636FAN3	1,000.00000000	0.00000000	3.06563525	0.00000000	0.00000000	0.00000000	0.00000000	3.06563525	1,000.00000000
F	12636FAQ6	1,000.00000000	0.00000000	2.70833319	0.00000000	0.00000000	0.00000000	0.00000000	2.70833319	1,000.00000000
G	12636FAS2	1,000.00000000	0.00000000	2.70833302	0.00000000	0.00000000	0.00000000	0.00000000	2.70833302	1,000.00000000
H	12636FAU7	1,000.00000000	0.00000000	1.63267649	1.07565684	1.46334416	0.00000000	0.00000000	1.63267649	1,000.00000000
J	12636FAW3	808.03128715	0.00000000	0.00000000	2.18841812	143.47189253	0.00000000	0.00000000	0.00000000	808.03128715
V	12636FAZ6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12636FBA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	12636FBC6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
XP-A	12636FBK8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
XS-A	12636FBL6	265.39772472	0.00000000	0.17339124	0.00000000	0.00000000	0.00000000	0.00000000	0.17339124	239.39555151
X-B	12636FAA1	1,000.00000000	0.00000000	0.09968121	0.00000000	0.00000000	0.00000000	0.00000000	0.09968121	1,000.00000000
X-C	12636FAC7	1,000.00000000	0.00000000	0.83333340	0.00000000	0.00000000	0.00000000	0.00000000	0.83333340	1,000.00000000
X-D	12636FAE3	1,000.00000000	0.00000000	1.19063535	0.00000000	0.00000000	0.00000000	0.00000000	1.19063535	1,000.00000000
X-E	12636FAG8	1,000.00000000	0.00000000	1.19063535	0.00000000	0.00000000	0.00000000	0.00000000	1.19063535	1,000.00000000
X-F	12636FAJ2	808.03128715	0.00000000	0.96207031	0.00000000	0.00000000	0.00000000	0.00000000	0.96207031	808.03128715

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

			Prior						Additional
			Cumulative	Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	08/01/25 - 08/30/25	30	0.00	419,908.85	0.00	419,908.85	0.00	0.00	0.00	419,908.85	0.00
XP-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
XS-A	08/01/25 - 08/30/25	30	0.00	127,251.14	0.00	127,251.14	0.00	0.00	0.00	127,251.14	0.00
X-B	08/01/25 - 08/30/25	30	0.00	9,458.75	0.00	9,458.75	0.00	0.00	0.00	9,458.75	0.00
X-C	08/01/25 - 08/30/25	30	0.00	44,041.67	0.00	44,041.67	0.00	0.00	0.00	44,041.67	0.00
X-D	08/01/25 - 08/30/25	30	0.00	27,172.68	0.00	27,172.68	0.00	0.00	0.00	27,172.68	0.00
X-E	08/01/25 - 08/30/25	30	0.00	27,172.68	0.00	27,172.68	0.00	0.00	0.00	27,172.68	0.00
X-F	08/01/25 - 08/30/25	30	0.00	32,356.49	0.00	32,356.49	0.00	0.00	0.00	32,356.49	0.00
A-M	08/01/25 - 08/30/25	30	0.00	212,258.97	0.00	212,258.97	0.00	0.00	0.00	212,258.97	0.00
B	08/01/25 - 08/30/25	30	0.00	191,919.08	0.00	191,919.08	0.00	0.00	0.00	191,919.08	0.00
C	08/01/25 - 08/30/25	30	0.00	168,595.30	0.00	168,595.30	0.00	0.00	0.00	168,595.30	0.00
D	08/01/25 - 08/30/25	30	0.00	88,376.13	0.00	88,376.13	0.00	0.00	0.00	88,376.13	0.00
E	08/01/25 - 08/30/25	30	0.00	73,642.69	0.00	73,642.69	0.00	0.00	0.00	73,642.69	0.00
F	08/01/25 - 08/30/25	30	0.00	61,809.58	0.00	61,809.58	0.00	0.00	0.00	61,809.58	0.00
G	08/01/25 - 08/30/25	30	0.00	29,277.08	0.00	29,277.08	0.00	0.00	0.00	29,277.08	0.00
H	08/01/25 - 08/30/25	30	4,656.90	32,532.50	0.00	32,532.50	12,920.79	0.00	0.00	19,611.71	17,577.69
J	08/01/25 - 08/30/25	30	4,751,666.58	73,601.20	0.00	73,601.20	73,601.20	0.00	0.00	0.00	4,825,267.78
Totals			4,756,323.48	1,619,374.79	0.00	1,619,374.79	86,521.99	0.00	0.00	1,532,852.80	4,842,845.47

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

	Additional Information
Total Available Distribution Amount (1)	20,615,743.71
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,625,246.83	Master Servicing Fee	3,349.19
Interest Reductions due to Non recoverability Determination	0.00	Certificate Administrator Fee	1,470.95
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	178.82
ARD Interest	0.00	Operating Advisor Fee	663.10
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,625,246.83	Total Fees	5,872.07

Principal		Expenses/Reimbursements
Scheduled Principal	16,649,316.96	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	66,252.89
Principal Prepayments	2,433,573.95	Special Servicing Fees (Monthly)	18,166.67
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	2,102.43
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	19,082,890.91	Total Expenses/Reimbursements	86,521.99

		Interest Reserve Deposit	0.00

Other		Payments to Certificate holders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,532,852.80
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	19,082,890.91
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	20,615,743.71
Total Funds Collected	20,708,137.74	Total Funds Distributed	20,708,137.77

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	415,334,155.61	415,334,155.61	Beginning Certificate Balance	415,334,155.61
(-) Scheduled Principal Collections	16,649,316.96	16,649,316.96	(-) Principal Distributions	19,082,890.91
(-) Unscheduled Principal Collections	2,433,573.95	2,433,573.95	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	396,251,264.70	396,251,264.70	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	415,370,913.71	415,370,913.71	Ending Certificate Balance	396,251,264.70
Ending Actual Collateral Balance	396,294,799.83	396,294,799.83

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.68%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	3	32,701,768.59	8.25%	1	4.9423	NAP	Defeased	3	32,701,768.59	8.25%	1	4.9423	NAP
7,499,999 or less	15	50,485,079.03	12.74%	1	4.8173	1.896795	1.39 or less	8	192,590,625.89	48.60%	(13)	4.7282	1.065456
7,500,000 to 14,999,999	4	44,738,763.61	11.29%	1	4.8549	1.210104	1.40 to 1.44	1	9,809,569.13	2.48%	1	4.7500	1.446300
15,000,000 to 24,999,999	3	56,427,128.98	14.24%	1	4.5575	1.889822	1.45 to 1.54	0	0.00	0.00%	0	0.0000	0.000000
25,000,000 to 49,999,999	2	72,298,524.49	18.25%	(37)	4.6244	0.963518	1.55 to 1.99	7	45,470,039.17	11.48%	1	4.8281	1.826490
50,000,000 to 74,999,999	2	139,600,000.00	35.23%	1	4.1979	2.771191	2.00 to 2.49	8	43,473,028.30	10.97%	2	4.6047	2.234094
75,000,000 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.50 or greater	2	72,206,233.62	18.22%	0	3.6151	4.341690
Totals	29	396,251,264.70	100.00%	(6)	4.5415	1.929600	Totals	29	396,251,264.70	100.00%	(6)	4.5415	1.929600
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	4	32,701,768.59	8.25%	1	4.9423	NAP
							Defeased	4	32,701,768.59	8.25%	1	4.9423	NAP
California	3	51,233,662.64	12.93%	1	4.7401	1.835575
							Mixed Use	1	3,676,621.25	0.93%	1	4.9885	2.053100
Colorado	1	6,640,000.00	1.68%	1	4.4800	2.435700
							Mobile Home Park	1	6,640,000.00	1.68%	1	4.4800	2.435700
Connecticut	1	3,814,932.02	0.96%	1	5.1935	1.706200
							Multi-Family	4	60,007,956.38	15.14%	(45)	4.7877	1.085358
Georgia	1	927,500.00	0.23%	1	4.9400	2.046600
							Office	13	173,510,044.39	43.79%	1	4.3078	2.473264
Illinois	7	4,744,916.31	1.20%	1	4.7720	1.379900
							Retail	14	117,108,640.46	29.55%	1	4.6270	1.604735
Iowa	1	702,000.00	0.18%	1	5.2100	1.916500
							Self Storage	1	2,606,233.62	0.66%	1	5.0800	2.739100
Michigan	3	14,006,674.24	3.53%	1	4.5809	1.186953
							Totals	38	396,251,264.70	100.00%	(6)	4.5415	1.929600
New York	4	189,885,840.46	47.92%	(14)	4.3437	2.287680

North Carolina	4	8,581,183.90	2.17%	1	4.8849	1.944768

Ohio	3	7,353,242.51	1.86%	1	4.9885	2.053100

Pennsylvania	2	36,108,093.62	9.11%	1	4.5304	1.204131

Texas	2	30,174,744.44	7.62%	1	4.5921	1.450713

Virgin Islands	1	2,606,233.62	0.66%	1	5.0800	2.739100

Virginia	1	6,770,472.35	1.71%	1	4.6800	1.379100

Totals	38	396,251,264.70	100.00%	(6)	4.5415	1.929600

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	32,701,768.59	8.25%	1	4.9423	NAP	Defeased	3	32,701,768.59	8.25%	1	4.9423	NAP
	4.4999% or less	7	147,483,820.88	37.22%	1	4.0372	3.030185	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	3	62,718,388.73	15.83%	(43)	4.7098	0.932372	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.75000% or greater	16	153,347,286.50	38.70%	1	4.8721	1.354277	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	29	396,251,264.70	100.00%	(6)	4.5415	1.929600	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	26	363,549,496.11	91.75%	(7)	4.5054	1.961369
								Totals	29	396,251,264.70	100.00%	(6)	4.5415	1.929600
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	32,701,768.59	8.25%	1	4.9423	NAP	Defeased	3	32,701,768.59	8.25%	1	4.9423	NAP
	60 months or less	26	363,549,496.11	91.75%	(7)	4.5054	1.961369	Interest Only	10	220,543,500.00	55.66%	(11)	4.3635	2.297378
	61 to 117 months	0	0.00	0.00%	0	0.0000	0.000000	240 months or less	11	95,101,763.04	24.00%	1	4.7107	1.347191
	118 months or more	0	0.00	0.00%	0	0.0000	0.000000	241 months or more	5	47,904,233.07	12.09%	1	4.7510	1.633737
	Totals	29	396,251,264.70	100.00%	(6)	4.5415	1.929600	Totals	29	396,251,264.70	100.00%	(6)	4.5415	1.929600
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	3	32,701,768.59	8.25%	1	4.9423	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	26	363,549,496.11	91.75%	(7)	4.5054	1.961369
	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	29	396,251,264.70	100.00%	(6)	4.5415	1.929600
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
2	304951002	OF	New York	NY	Actual/360	4.832%	291,262.22	0.00	0.00	N/A	11/01/25	--	70,000,000.00	70,000,000.00	09/01/25
3	304951003	OF	New York	NY	Actual/360	3.560%	213,374.65	0.00	0.00	N/A	09/06/25	--	69,600,000.00	69,600,000.00	09/06/25
4	28000783	MF	Brooklyn	NY	Actual/360	4.725%	187,162.50	0.00	0.00	N/A	10/06/20	--	46,000,000.00	46,000,000.00	09/06/24
8	406100334	LO	Chicago	IL	Actual/360	4.990%	116,832.19	93,410.53	0.00	N/A	10/06/25	--	27,189,598.02	27,096,187.49	09/06/25
10	304951010	RT	Springfield Township	PA	Actual/360	4.449%	100,980.69	62,699.03	0.00	N/A	10/06/25	--	26,361,223.52	26,298,524.49	09/06/25
12	407000563	RT	San Jose	CA	Actual/360	4.490%	92,803.67	0.00	0.00	N/A	11/06/25	--	24,000,000.00	24,000,000.00	09/06/25
17	656100478	RT	Austin	TX	Actual/360	4.460%	64,986.63	34,614.87	0.00	N/A	10/06/25	--	16,921,153.40	16,886,538.53	09/06/25
18	406100331	OF	Redondo Beach	CA	Actual/360	4.767%	63,938.02	35,369.76	0.00	N/A	10/06/25	--	15,575,960.21	15,540,590.45	09/06/25
20	407000547	RT	Addison	TX	Actual/360	4.760%	54,590.97	30,274.70	0.00	N/A	10/06/25	--	13,318,480.61	13,288,205.91	08/06/25
22	406100335	RT	Brentwood	CA	Actual/360	5.216%	52,598.66	16,372.33	0.00	N/A	10/06/25	--	11,709,444.52	11,693,072.19	09/06/25
24	28000765	RT	Montgomeryville	PA	Actual/360	4.750%	40,215.41	22,382.27	0.00	N/A	10/01/25	--	9,831,951.40	9,809,569.13	09/01/25
27	304951027	OF	Birmingham	MI	Actual/360	4.660%	39,992.38	18,342.32	0.00	N/A	10/06/25	--	9,966,258.70	9,947,916.38	09/06/25
29	28000761	RT	San Juan Capistrano	CA	Actual/360	4.647%	34,548.71	8,633,759.02	0.00	N/A	09/06/25	--	8,633,759.02	0.00	09/06/25
30	304951030	Various Avon Lake		OH	Actual/360	4.989%	31,656.53	16,192.09	0.00	N/A	10/06/25	--	7,369,434.60	7,353,242.51	09/06/25
35	304951035	RT	Virginia Beach	VA	Actual/360	4.680%	27,328.45	10,780.74	0.00	N/A	10/06/25	--	6,781,253.09	6,770,472.35	09/06/25
37	406100327	MF	Pembroke	NC	Actual/360	4.860%	24,777.06	13,260.41	0.00	N/A	10/06/25	--	5,920,444.31	5,907,183.90	08/06/25
38	28000781	MH	Colorado Springs	CO	Actual/360	4.480%	25,615.64	0.00	0.00	N/A	10/06/25	--	6,640,000.00	6,640,000.00	09/06/25
40	406100333	OF	O Fallon	IL	Actual/360	4.772%	19,567.19	16,858.51	0.00	N/A	10/06/25	--	4,761,774.82	4,744,916.31	09/06/25
42	304951042	MF	Rochester	NY	Actual/360	5.000%	18,493.49	9,421.23	0.00	N/A	10/06/25	--	4,295,261.69	4,285,840.46	09/06/25
43	28000782	LO	Portland	TX	Actual/360	4.910%	13,441.60	19,308.10	0.00	N/A	10/06/25	--	3,179,144.20	3,159,836.10	09/06/25
45	407000553	MF	Bridgeport	CT	Actual/360	5.194%	17,097.48	8,143.15	0.00	N/A	10/06/25	--	3,823,075.17	3,814,932.02	09/06/25
46	656100475	RT	Frisco	TX	Actual/360	4.520%	9,681.37	2,487,362.18	0.00	N/A	09/06/25	--	2,487,362.18	0.00	09/06/25
47	656100474	RT	Missouri City	TX	Actual/360	4.520%	8,659.80	2,224,898.26	0.00	N/A	09/06/25	--	2,224,898.26	0.00	09/06/25
49	304951049	RT	Rochester Hills	MI	Actual/360	4.410%	8,332.14	13,640.92	0.00	N/A	11/06/25	--	2,194,112.99	2,180,472.07	09/06/25
50	28000762	MU	San Juan Capistrano	CA	Actual/360	4.647%	11,407.59	2,850,768.67	0.00	N/A	09/06/25	--	2,850,768.67	0.00	09/06/25
52	28000784	MH	Various	NY	Actual/360	4.455%	9,416.94	8,979.67	0.00	N/A	10/06/25	--	2,454,724.67	2,445,745.00	09/06/25
53	304951053	RT	Ferndale	MI	Actual/360	4.360%	7,096.62	11,906.95	0.00	N/A	10/06/25	--	1,890,192.74	1,878,285.79	09/06/25
54	407000551	SS	St Thomas	VI	Actual/360	5.080%	11,421.95	4,829.69	0.00	N/A	10/06/25	--	2,611,063.31	2,606,233.62	09/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
55	28000772	MH	Bayonne	NJ	Actual/360	4.521%	9,496.46	2,439,315.51	0.00	N/A	10/06/25	--	2,439,315.51	0.00	09/06/25
58	28000778	RT	Rose Hill	NC	Actual/360	4.940%	4,243.25	0.00	0.00	10/06/25	10/06/30	--	997,500.00	997,500.00	09/06/25
59	28000776	RT	Moultrie	GA	Actual/360	4.940%	3,945.48	0.00	0.00	10/06/25	10/06/30	--	927,500.00	927,500.00	09/06/25
60	28000775	RT	Biscoe	NC	Actual/360	4.940%	3,647.71	0.00	0.00	10/06/25	10/06/30	--	857,500.00	857,500.00	09/06/25
61	28000777	RT	Rockingham	NC	Actual/360	4.940%	3,483.94	0.00	0.00	10/06/25	10/06/30	--	819,000.00	819,000.00	09/06/25
62	28000763	RT	De Soto	IA	Actual/360	5.210%	3,149.44	0.00	0.00	10/06/25	10/06/30	--	702,000.00	702,000.00	09/06/25
Totals							1,625,246.83	19,082,890.91	0.00				415,334,155.61	396,251,264.70
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	22,688,535.88	13,192,842.44	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3	123,837,962.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	2,128,964.00	1,907,648.00	04/01/24	03/31/25	08/06/25	16,300,603.16	1,972,993.79	120,525.38	1,135,322.07	0.00	0.00
8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
10	5,243,936.21	2,321,684.16	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,312,665.00	1,272,677.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,517,342.42	639,355.80	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,222,002.03	793,213.18	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	244,970.00	01/01/25	03/31/25	--	0.00	0.00	84,578.96	84,578.96	0.00	0.00
22	1,225,678.10	723,997.39	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,086,210.04	271,607.00	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
27	863,064.23	375,561.39	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,203,373.00	284,177.08	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,073,914.00	633,093.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
35	632,100.00	316,050.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
37	906,672.86	0.00	--	--	--	0.00	0.00	38,011.98	38,011.98	0.00	0.00
38	736,527.44	369,735.14	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
40	689,162.33	345,383.76	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
42	494,646.00	145,271.30	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	550,283.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
49	495,953.52	254,644.68	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
50	413,678.27	88,016.62	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
52	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
53	366,664.22	252,663.75	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
54	539,523.53	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
55	531,715.93	248,093.75	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
58	122,202.54	53,059.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
59	111,186.43	48,023.34	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
60	89,846.25	45,895.55	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
61	99,335.76	42,954.51	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
62	73,407.66	36,703.83	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	173,256,552.65	24,907,321.67				16,300,603.16	1,972,993.79	243,116.32	1,257,913.01	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 28

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
55	28000772	2,433,573.95	Payoff Prior to Maturity	0.00	0.00
Totals		2,433,573.95		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 18 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/12/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	2,433,573.95	4.541464%	4.451676%	(6)
08/12/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7	108,534,034.51	4.544253%	4.500146%	(5)
07/11/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	2	25,738,110.21	4.564453%	4.527252%	(2)
06/12/25	0	0.00	0	0.00	0	0.00	0	0.00	1	0.00	0	0.00	0	0.00	3	35,272,159.34	4.586453%	4.550757%	(1)
05/12/25	0	0.00	0	0.00	1	9,447,320.53	0	0.00	1	9,447,320.53	0	0.00	0	0.00	0	0.00	4.570284%	4.529668%	0
04/11/25	0	0.00	0	0.00	1	9,470,439.36	0	0.00	1	9,470,439.36	0	0.00	0	0.00	0	0.00	4.562288%	4.522248%	2
03/12/25	0	0.00	0	0.00	1	9,492,208.16	0	0.00	1	9,492,208.16	0	0.00	0	0.00	0	0.00	4.562420%	4.522394%	3
02/12/25	0	0.00	0	0.00	1	9,517,671.45	0	0.00	1	9,517,671.45	0	0.00	0	0.00	0	0.00	4.562581%	4.522572%	4
01/10/25	0	0.00	0	0.00	1	9,539,246.21	0	0.00	1	9,539,246.21	0	0.00	0	0.00	0	0.00	4.562710%	4.522716%	5
12/12/24	0	0.00	0	0.00	1	9,560,732.34	0	0.00	1	9,560,732.34	0	0.00	0	0.00	0	0.00	4.562839%	4.522859%	6
11/13/24	0	0.00	0	0.00	1	9,583,400.22	0	0.00	1	9,583,400.22	0	0.00	0	0.00	0	0.00	4.562976%	4.523012%	7
10/11/24	0	0.00	0	0.00	1	9,604,704.95	0	0.00	1	9,604,704.95	0	0.00	0	0.00	0	0.00	4.563103%	4.523153%	8
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 19 of 28

Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
4	28000783	09/06/24	11	5	120,525.38	1,135,322.07	60,186.00		46,000,000.00	10/22/20	7
20	407000547	08/06/25	0	B	84,578.96	84,578.96	0.00		13,318,480.61
37	406100327	08/06/25	0	B	38,011.98	38,011.98	0.00		5,920,444.31
Totals					243,116.32	1,257,913.01	60,186.00		65,238,924.92
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.														Page 20 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		115,600,000	69,600,000	46,000,000		0
0 - 6 Months		276,347,765	276,347,765	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		4,303,500	4,303,500	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-25	396,251,265	350,251,265	0	0	46,000,000	0
Aug-25	415,334,156	369,334,156	0	0	46,000,000	0
Jul-25	531,147,063	485,147,063	0	0	46,000,000	0
Jun-25	590,155,066	544,155,066	0	0	46,000,000	0
May-25	641,934,116	586,486,795	0	0	46,000,000	9,447,321
Apr-25	655,865,383	600,394,943	0	0	46,000,000	9,470,439
Mar-25	656,751,820	601,259,611	0	0	46,000,000	9,492,208
Feb-25	657,784,936	602,267,265	0	0	46,000,000	9,517,671
Jan-25	658,663,697	603,124,451	0	0	46,000,000	9,539,246
Dec-24	659,538,946	603,978,214	0	0	46,000,000	9,560,732
Nov-24	660,461,117	604,877,717	0	0	46,000,000	9,583,400
Oct-24	661,329,182	605,724,477	0	0	46,000,000	9,604,705
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 21 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2	304951002	70,000,000.00	70,000,000.00	770,000,000.00	08/04/15	11,939,490.44	1.15000	06/30/25	11/01/25	I/O
4	28000783	46,000,000.00	46,000,000.00	35,600,000.00	05/30/25	1,907,648.00	0.87760	03/31/25	10/06/20	I/O
Totals		116,000,000.00	116,000,000.00	805,600,000.00		13,847,138.44

© 2021 Computershare. All rights reserved. Confidential.										Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
2	304951002	OF	NY	08/15/25	0

The loan transferred to Special Servicing effective 8/15/2025 for Imminent Monetary Default (Baloon/Maturity Default). The subject is a 1,163,051 SF office property located in NY built in 1932. The files are currently under review to determine workout strategies.

4	28000783	MF	NY	10/22/20	7

Loan transferred on 10/22/20 due to Maturity Default as the Loan matured on 10/06/20. Collateral consists of a 127-unit multifamily property located in Brooklyn, NY. Notice of Default was sent on 10/27/20. Loan is under active Cash

Management. Legal counsel was retained to file for foreclosure. Foreclosure complaint was filed on 9/2/21 and the summary judgment motion was subsequently filed on 12/8/21. The court entered the order granting the summary judgment motion on 7/15/22. The court issued the judgment of foreclosure and sale on 8/4/23. The motion to appoint a receiver was filed on 7/18/25. Lender is evaluating additional issues related to litigation brought by prior tenants. After the evaluation is concluded, the foreclosure sale will be scheduled. Lender will dual track the foreclosure process while discussing workout alternatives with Borrower.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 28

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1	28000779	0.00	4.96000%	0.00	4.96000%	9	08/03/20	05/06/20	10/06/20
1	28000779	0.00	4.96000%	0.00	4.96000%	9	05/10/21	05/06/20	10/06/20
1A	656100482	0.00	4.96000%	0.00	4.96000%	9	08/03/20	05/06/20	10/06/20
1A	656100482	0.00	4.96000%	0.00	4.96000%	9	05/10/21	05/06/20	10/06/20
7	304951007	0.00	4.90000%	0.00	4.90000%	10	07/31/20	08/06/20	10/06/20
8	406100334	0.00	4.99000%	0.00	4.99000%	2	12/23/20	12/23/20	01/06/21
8	406100334	0.00	4.99000%	0.00	4.99000%	2	01/06/21	12/23/20	12/23/20
10	304951010	29,871,644.90	4.44850%	29,871,644.90	4.44850%	10	06/29/20	05/06/20	08/06/20
10	304951010	0.00	4.44850%	0.00	4.44850%	10	08/06/20	05/06/20	06/29/20
15	407000560	0.00	4.95000%	0.00	4.95000%	1	10/06/20	10/06/20	10/06/20
21	304951021	14,200,000.00	4.16000%	14,200,000.00	4.16000%	10	06/04/20	06/06/20	08/06/20
21	304951021	0.00	4.16000%	0.00	4.16000%	10	08/06/20	06/06/20	06/04/20
23	304951023	13,000,000.00	4.01000%	13,000,000.00	4.01000%	10	06/04/20	06/06/20	08/06/20
23	304951023	0.00	4.01000%	0.00	4.01000%	10	08/06/20	06/06/20	06/04/20
43	28000782	4,260,788.49	4.91000%	4,260,788.49	4.91000%	10	07/29/20	06/06/20	09/08/20
43	28000782	0.00	4.91000%	0.00	4.91000%	10	09/08/20	06/06/20	07/29/20
48	407000544	3,452,404.13	5.24800%	3,452,404.13	5.24800%	10	09/06/20	09/06/20	09/08/20
Totals		64,784,837.52		64,784,837.52
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 24 of 28

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
15	407000560 09/13/21	19,397,943.37	33,900,000.00	20,879,880.69	1,508,015.20	20,879,880.69	19,371,865.49	26,077.88	0.00	(9,962.52)	36,040.40	0.17%
25	407000550 06/12/25	9,447,320.53	8,600,000.00	9,564,686.43	3,634,094.05	9,310,403.82	5,676,309.77	3,771,010.76	0.00	0.00	3,771,010.76	32.43%
36	28000789 01/12/22	6,324,536.80	3,900,000.00	5,850,000.00	1,716,213.96	5,618,898.21	3,902,684.25	2,421,852.55	0.00	37,403.14	2,384,449.41	32.48%
56	28000769 07/12/22	2,339,984.34	3,500,000.00	3,175,000.00	988,701.32	3,006,535.55	2,017,834.23	322,150.11	0.00	57,330.34	264,819.77	8.82%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		37,509,785.04	49,900,000.00	39,469,567.12	7,847,024.53	38,815,718.27	30,968,693.74	6,541,091.30	0.00	84,770.96	6,456,320.34

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 25 of 28

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	09/13/21	0.00	0.00	0.00	26,077.88	0.00	(26,077.88)	0.00	0.00	(26,077.88)
15	407000560	02/11/22	0.00	0.00	36,040.40	0.00	0.00	4,797.50	0.00	0.00	36,040.40
		11/15/21	0.00	0.00	31,242.90	0.00	0.00	5,165.02	0.00	0.00
		09/13/21	0.00	0.00	26,077.88	0.00	0.00	26,077.88	0.00	0.00
25	407000550	06/12/25	0.00	0.00	3,771,010.76	0.00	0.00	3,771,010.76	0.00	0.00	3,771,010.76
36	28000789	04/12/23	0.00	0.00	2,384,449.41	0.00	0.00	625.00	0.00	0.00	2,384,449.41
		02/10/23	0.00	0.00	2,383,824.41	0.00	0.00	189.95	0.00	0.00
		01/12/23	0.00	0.00	2,383,634.46	0.00	0.00	(8,243.38)	0.00	0.00
		10/13/22	0.00	0.00	2,391,877.84	0.00	0.00	66.05	0.00	0.00
		08/12/22	0.00	0.00	2,391,811.79	0.00	0.00	(30,623.71)	0.00	0.00
		05/12/22	0.00	0.00	2,422,435.50	0.00	0.00	357.21	0.00	0.00
		04/12/22	0.00	0.00	2,422,078.29	0.00	0.00	111.20	0.00	0.00
		03/11/22	0.00	0.00	2,421,967.09	0.00	0.00	114.54	0.00	0.00
		01/12/22	0.00	0.00	2,421,852.55	0.00	0.00	2,421,852.55	0.00	0.00
56	28000769	05/12/23	0.00	0.00	264,819.77	0.00	0.00	(11,600.57)	0.00	0.00	264,819.77
		01/12/23	0.00	0.00	276,420.34	0.00	0.00	117.50	0.00	0.00
		10/13/22	0.00	0.00	276,302.84	0.00	0.00	(45,847.27)	0.00	0.00
		07/12/22	0.00	0.00	322,150.11	0.00	0.00	322,150.11	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	6,456,320.34	26,077.88	0.00	6,430,242.46	0.00	0.00	6,430,242.46

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 28

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	8,263.89	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
4	0.00	0.00	9,902.78	0.00	0.00	66,252.89	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	0.00	0.00	2,102.43	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	18,166.67	0.00	2,102.43	66,252.89	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		86,521.99

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 28

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28